16. COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitments And Contingencies Details Narrative
Lease expense	$ 372,733	$ 399,906	$ 393,707